Supplementary Financial Statements Information (Financing Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expenses:
Interest on short-term credits and bank charges	$ (20)	$ (26)	$ (50)
Interest on long-term principle shareholder loan	(50)	(45)	(73)
Exchange translation income (expenses), net	(7)	(60)	71
Financing expenses	(77)	(131)	(52)
Income:
Interest from banks and others		2	4
Financing expense, net	$ (77)	$ (129)	$ (48)